CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock Series Seed Preferred Stock	Preferred Stock Series A preferred stock	Preferred Stock Series B Preferred Stock	Preferred Stock Series A Convertible Preferred Stock	Preferred Stock Series C convertible preferred stock	Preferred Stock Series A-2 Preferred Stock	Preferred Stock Series A-3 Preferred Stock	Preferred Stock Series CF Preferred Stock	Common Stock	Accumulated Deficit	Additional Paid-in Capital	Total
Beginning balance at Dec. 31, 2020	$ 2,071	$ 565	$ 2,075	$ 0		$ 593	$ 904	$ 83	$ 0	$ (33,345,997)	$ 27,482,061	$ (5,857,645)
Beginning balance (in shares) at Dec. 31, 2020	20,714,518	5,654,072	20,754,717			5,932,742	9,032,330	836,331	266
Issuance of common stock in public offering											10,000,002	10,000,002
Issuance of common stock in public offering (in shares)									964
Offering costs											(2,116,957)	(2,116,957)
Warrants issued in connection with note											501,658	501,658
Warrants issued in connection with note (in shares)									52
Stock-based compensation											4,278,337	4,278,337
Stock-based compensation (Shares)									29
Net Income (loss)										(32,357,957)		(32,357,957)
Conversion of preferred stock into common stock	$ (2,071)	$ (565)	$ (2,075)			$ (593)	$ (904)	$ (83)			6,291	6,291
Conversion of preferred stock into common stock (shares)	(20,714,518)	(5,654,072)	(20,754,717)			(5,932,742)	(9,032,330)	(836,331)	1,611
Exercise of over-allotment option, net of offering costs											1,364,997	1,364,997
Exercise of over-allotment option, net of offering costs (in shares)									145
Conversion of debt into common stock (In shares)									454
Conversion of related party notes and payables into common stock											257,515	257,515
Conversion of related party notes and payables into common stock (in shares)									61
Common stock issued in connection with business combination											11,428,738	11,428,738
Common stock issued in connection with business combination (in shares)									1,318
Exercise of warrants											1,768,046	1,768,046
Exercise of warrants (in shares)									155
Common stock issued pursuant to consulting agreement											595,500	595,500
Common stock issued pursuant to consulting agreement (in shares)									97
Issuance of common stock pursuant to equity line of credit											367,696	367,696
Issuance of common stock pursuant to equity line of credit (in shares)									51
Ending balance (in shares) at Dec. 31, 2021									521
Ending balance at Dec. 31, 2021									$ 13	(65,703,954)	58,614,173	(7,089,781)
Conversion of notes into common stock											1,201,582	1,201,582
Conversion of notes into common stock (in shares)									350
Stock-based compensation											139,093	139,093
Net Income (loss)										(7,832,942)		(7,832,942)
Ending balance (in shares) at Mar. 31, 2022									870
Ending balance at Mar. 31, 2022										(73,536,896)	59,954,848	(13,582,048)
Beginning balance at Dec. 31, 2021									$ 13	(65,703,954)	58,614,173	(7,089,781)
Beginning balance (in shares) at Dec. 31, 2021									521
Net Income (loss)												(17,366,866)
Ending balance (in shares) at Jun. 30, 2022									16,470
Ending balance at Jun. 30, 2022									$ 2	(83,070,820)	68,190,600	(14,880,218)
Beginning balance at Dec. 31, 2021									$ 13	(65,703,954)	58,614,173	(7,089,781)
Beginning balance (in shares) at Dec. 31, 2021									521
Issuance of common stock in public offering									$ 1		9,347,449	9,347,450
Issuance of common stock in public offering (in shares)									14,956
Offering costs											(2,921,646)	(2,921,646)
Conversion of notes and derivative liability into common stock									$ 8		11,983,381	11,983,389
Conversion of notes and derivative liability into common stock (in shares)									79,807
Stock-based compensation											479,038	479,038
Net Income (loss)										(38,043,362)		(38,043,362)
Issuance of common stock and exercise of pre-funded warrants in public offering (in shares)									72,727
Issuance of common stock and exercise of pre-funded warrants in public offering									$ 7		9,999,989	9,999,996
Common stock issued in connection with business combination											1,000,000	1,000,000
Common stock issued in connection with business combination (in shares)									3,636
Common stock issued pursuant to consulting agreement											123,000	123,000
Common stock issued pursuant to consulting agreement (in shares)									30
Warrant and common shares issued with notes											1,368,741	1,368,741
Warrant and common shares issued with notes (in shares)									2,400
Conversion of venture debt into Series A convertible preferred stock				$ 1							6,299,999	6,300,000
Conversion of venture debt into Series A convertible preferred stock (in shares)				6,300
Ending balance (in shares) at Dec. 31, 2022				6,300					178,758
Ending balance at Dec. 31, 2022				$ 1					$ 18	(103,747,316)	96,294,123	(7,453,174)
Beginning balance at Mar. 31, 2022										(73,536,896)	59,954,848	(13,582,048)
Beginning balance (in shares) at Mar. 31, 2022									870
Issuance of common stock in public offering									$ 1		9,347,449	9,347,450
Issuance of common stock in public offering (in shares)									14,956
Offering costs											(1,930,486)	(1,930,486)
Conversion of notes and derivative liability into common stock											600,790	600,790
Conversion of notes and derivative liability into common stock (in shares)									644
Warrants issued in connection with note											98,241	98,241
Stock-based compensation											119,759	119,759
Net Income (loss)										(9,533,924)		(9,533,924)
Ending balance (in shares) at Jun. 30, 2022									16,470
Ending balance at Jun. 30, 2022									$ 2	(83,070,820)	68,190,600	(14,880,218)
Beginning balance at Dec. 31, 2022				$ 1					$ 18	(103,747,316)	96,294,123	(7,453,174)
Beginning balance (in shares) at Dec. 31, 2022				6,300					178,758
Issuance of common stock pursuant to private placement									$ 5		4,999,998	5,000,003
Issuance of common stock pursuant to private placement (in shares)									51,086
Offering costs											(536,927)	(536,927)
Shares issued for services											499,338	499,338
Shares issued for services (in shares)									4,756
Shares and warrants issued with notes											658,494	658,494
Shares and warrants issued with notes (in shares)									4,400
Stock-based compensation											105,594	105,594
Net Income (loss)										(6,136,349)		(6,136,349)
Ending balance (in shares) at Mar. 31, 2023				6,300					238,999
Ending balance at Mar. 31, 2023				$ 1					$ 23	(109,883,665)	102,020,620	(7,863,022)
Beginning balance at Dec. 31, 2022				$ 1					$ 18	(103,747,316)	96,294,123	$ (7,453,174)
Beginning balance (in shares) at Dec. 31, 2022				6,300					178,758
Issuance of common stock pursuant to private placement (in shares)												51,086
Net Income (loss)												$ (1,092,088)
Ending balance (in shares) at Jun. 30, 2023			1	6,300	5,761				317,102
Ending balance at Jun. 30, 2023				$ 1	$ 1				$ 31	(104,839,404)	109,263,332	4,423,960
Beginning balance at Mar. 31, 2023				$ 1					$ 23	(109,883,665)	102,020,620	(7,863,022)
Beginning balance (in shares) at Mar. 31, 2023				6,300					238,999
Conversion of notes into preferred stock					$ 1						5,759,177	5,759,177
Conversion of notes into preferred stock (in shares)					5,761
Issuance of Series B preferred stock											25,000	25,000
Issuance of Series B preferred stock (in shares)			1
Issuance of common stock pursuant to disposition									$ 8		1,357,035	1,357,043
Issuance of common stock pursuant to disposition (in shares)									78,103
Stock-based compensation											101,500	101,500
Net Income (loss)												5,044,260
Ending balance (in shares) at Jun. 30, 2023			1	6,300	5,761				317,102
Ending balance at Jun. 30, 2023				$ 1	$ 1				$ 31	$ (104,839,404)	$ 109,263,332	$ 4,423,960